Financing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financing Expenses
Schedule of financing expenses

($ millions)	2022	2021
Interest on debt	815	834
Interest on lease liabilities	167	161
Capitalized interest at 5.2% ( 2021 – 5.0%)	(168)	(144)
Interest expense	814	851
Interest on partnership liability	51	51
Interest on pension and other post-retirement benefits	41	59
Accretion	316	304
Foreign exchange loss (gain) on U.S. dollar denominated debt	729	(113)
Operational foreign exchange and other	28	23
Loss on extinguishment of long-term debt	32	80
	2 011	1 255